Warrants - Reverse Recapitalization (Details) - $ / shares				6 Months Ended	12 Months Ended
	Sep. 03, 2024	Jun. 27, 2024	Dec. 29, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Class of Warrant or Right [Line Items]
Shares issued upon conversion (in shares)				5,000	5,000
Exercise price of warrant (in dollars per share)				$ 9.25	$ 9.58	$ 1.31
Granted (in shares)				1,041,792	28,864,100
Tranche 2 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)			$ 0.01
Trigger price (in dollars per share)			$ 6.00
Granted (in shares)	1,900,000		1,900,000
Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)			$ 0.01
Expiration period			10 years
Warrant, Scenario 1 | Contingently Issuable Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)			$ 0.01
Trigger price (in dollars per share)			$ 8.00
Granted (in shares)			187,500
Warrant, Scenario 2 | Contingently Issuable Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)		$ 0.01
Trigger price (in dollars per share)		$ 6.00	$ 6.00
Granted (in shares)		412,500	412,500
Tranche 1 Loan | Senior notes
Class of Warrant or Right [Line Items]
Shares issued upon conversion (in shares)			2,500,000
Exercise price of warrant (in dollars per share)			$ 0.01
Term Loan, Tranche 2 | Senior notes
Class of Warrant or Right [Line Items]
Shares issued upon conversion (in shares)			1,650,000
Exercise price of warrant (in dollars per share)			$ 0.01